Restricted Cash and Deposits	6 Months Ended
Jun. 30, 2024
Restricted Cash and Deposits [Abstract]
Restricted Cash and Deposits

Note 4 - Restricted Cash and Deposits

	June 30,	December 31,
	2024	2023
	€ in thousands

Short-term restricted cash	729	810

Short-term deposits	2,487	997

Restricted cash and bank deposits, long-term (1)	17,340	17,386

1.	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.